OTHER INCOME	12 Months Ended
Mar. 31, 2026
Other Income and Expenses [Abstract]
OTHER INCOME

15.	OTHER INCOME

	For the Years Ended March 31,
	2024	2025	2026
	US$	US$	US$

Interest income	4,000	2,753	1,323
Other income	-	-	136
Insurance claim	-	-	1,541
Fixed deposit interest	146,653	23,077	4,124
Gain on derecognition of operating lease right-of-use asset	-	-	1,437
Forfeited customer advances	-	226,065	544
	150,653	251,895	9,105

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS